1095 Avenue of the Americas
New York, NY 10036-6797
+1 212 698 3500 Main
+1 212 698 3599 Fax
www.dechert.com

ELISE M. DOLAN

elise.dolan@dechert.com
+1 212 698 3806 Direct
+1 212 698 0413 Fax
May 4, 2011
Via Edgar
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (“Registrant”)
File Nos. 333-35883 and 811-08361
Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, that the forms of Prospectuses and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Act do not differ from the forms of Prospectuses and Statement of Additional Information dated April 29, 2011 included in Post-Effective Amendment No. 23, as filed electronically via EDGAR with the Commission on April 29, 2011.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3806.

Very truly yours,
/s/ Elise M. Dolan
Elise M. Dolan

US Austin Boston Charlotte Hartford Los Angeles New York Orange County Philadelphia Princeton San Francisco
Silicon Valley Washington DC EUROPE Brussels Dublin London Luxembourg Moscow Munich Paris ASIA Beijing Hong Kong